Research and Development and Energy Efficiency (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	R$ 420,443	R$ 553,674
Business combination effects	4,933
Additions	193,353	174,616
Performance agreement	10,948	7,059
Interest rate (Note 30)	24,070	22,050
Transfers	(10,036)	0
Payments	(117,018)	(151,804)
Concluded projects	(115,593)	(185,152)
Ending balance	411,100	420,443
F N D C T [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	7,217	5,781
Business combination effects	216
Additions	46,759	41,949
Performance agreement	0	0
Interest rate (Note 30)	0	0
Transfers	0	0
Payments	(45,621)	(40,513)
Concluded projects	0	0
Ending balance	8,571	7,217
M M E [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	3,608	2,891
Business combination effects	108
Additions	23,379	20,973
Performance agreement	0	0
Interest rate (Note 30)	0	0
Transfers	0	0
Payments	(22,810)	(20,256)
Concluded projects	0	0
Ending balance	4,285	3,608
R And D [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	109,233	201,871
Business combination effects	4,609
Additions	46,356	41,960
Performance agreement	0	0
Interest rate (Note 30)	5,343	4,452
Transfers	(10,036)	0
Payments	(12,483)	(11,252)
Concluded projects	(38,331)	(127,798)
Ending balance	104,691	109,233
Procel [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	4,322	23,613
Business combination effects	0
Additions	15,371	13,947
Performance agreement	0	0
Interest rate (Note 30)	(133)	1,495
Transfers	0	(4,066)
Payments	0	(30,667)
Concluded projects	0	0
Ending balance	19,560	4,322
Energy Efficiency Program [Member]
Disclosure of fair value measurement of liabilities [line items]
Beginning balance	296,063	319,518
Business combination effects	0
Additions	61,488	55,787
Performance agreement	10,948	7,059
Interest rate (Note 30)	18,860	16,103
Transfers	0	4,066
Payments	(36,104)	(49,116)
Concluded projects	(77,262)	(57,354)
Ending balance	R$ 273,993	R$ 296,063